SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a description of the more significant accounting policies used in preparation of the accompanying consolidated financial statements of Roebling Financial Corp, Inc. and Subsidiary (the “Company”).

Principles of Consolidation

The consolidated financial statements are comprised of the accounts of Roebling Financial Corp, Inc. and its wholly-owned subsidiary, Roebling Bank (the “Bank”).  All significant intercompany accounts and transactions have been eliminated in consolidation.

Basis of Consolidated Financial Statement Presentation

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America.  In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities as of the date of the statement of financial condition and revenues and expenses for the period then ended.  Actual results could differ significantly from those estimates.  Material estimates that are particularly susceptible to significant changes in the near term relate to the determination of the allowance for loan losses, the valuation of foreclosed real estate and the assessment of prepayment risks associated with mortgage-backed securities.  Management believes that the allowance for loan losses considers all known and inherent losses, foreclosed real estate is appropriately valued and prepayment risks associated with mortgage-backed securities are properly recognized.  While management uses available information to recognize losses on loans and foreclosed real estate, future additions to the allowance for loan losses or further writedowns of foreclosed real estate may be necessary based on changes in economic conditions in the Company's market area.  Additionally, assessments of prepayment risks related to mortgage-backed securities are based upon current market conditions, which are subject to frequent change.

In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for loan losses and foreclosed real estate.  Such agencies may require the Company to recognize additions to the allowance for loan losses or additional writedowns on foreclosed real estate based on their judgments about information available to them at the time of their examination.

Concentration of Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents, investment and mortgage-backed securities and loans. Cash and cash equivalents include amounts placed with highly rated financial institutions. Investment securities include securities backed by the U.S. Government and other highly rated instruments.  The Company's lending activity is concentrated in loans secured by real estate located in the State of New Jersey.  The Company's loan portfolio is predominantly made up of 1-to-4 family residential mortgage and home equity loans, the majority of which are secured by properties located in Burlington County.  These loans are secured by lien positions on the respective real estate properties and are subject to the Company's loan underwriting policies.  In general, the Company's loan portfolio performance is dependent upon the local economic conditions.

Interest-Rate Risk

The Company is principally engaged in the business of attracting deposits from the general public and using these deposits to make loans secured by real estate and, to a lesser extent, consumer and commercial loans and to purchase mortgage-backed and investment securities.  The potential for interest-rate risk exists as a result of the shorter duration of the Company's interest-sensitive liabilities compared to the generally longer duration of interest-sensitive assets.

In a rising interest rate environment, liabilities will generally reprice faster than assets, and there may be a reduction in the market value of long-term assets and net interest income.  For this reason, management regularly monitors the maturity and interest-rate structure of the Company's assets and liabilities in order to control its level of interest-rate risk and to plan for future volatility.

Cash and Cash Equivalents

Cash and cash equivalents include cash, amounts due from depository institutions, and interest-bearing accounts with original maturities of three months or less.

Investments and Mortgage-backed Securities

Debt securities over which there exists positive intent and ability to hold to maturity are classified as held-to-maturity securities and reported at amortized cost.  Debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and reported at fair value, with unrealized holding gains and losses included in earnings.  Debt and equity securities not classified as trading securities, nor as held-to-maturity securities, are classified as available-for-sale securities and reported at fair value, with unrealized holding gains or losses, net of deferred income taxes, reported in a separate component of stockholders' equity.

An individual security is considered impaired when the fair value of such security is less than its amortized cost. Management evaluates all securities with unrealized losses quarterly to determine if such impairments are temporary or “other-than-temporary” in accordance with applicable accounting guidance.  The Company accounts for temporary impairments based upon security classification as either available for sale or held to maturity.  Temporary impairments on available-for-sale securities are recognized on a tax-effected basis through other comprehensive income, with offsetting entries adjusting the carrying value of the securities and deferred income taxes.  Temporary impairments of held-to-maturity securities are not recognized in the consolidated financial statements.  Information concerning the amount and duration of impairments on securities is disclosed in the notes to the consolidated financial statements.

Other-than-temporary impairments on debt securities that the Company has decided to sell or will more likely than not be required to sell prior to the full recovery of their fair value at a level at, or exceeding, amortized cost are recognized in earnings.  Otherwise, the other-than-temporary impairment is bifurcated into credit related and non-credit-related components.  The credit-related impairment generally represents the amount by which the present value of the cash flows expected to be collected on a debt security falls below its amortized cost.  The non-credit-related component represents the remaining portion of the impairment not otherwise designated as credit-related.  Credit-related other-than-temporary impairments are recognized in earnings while non-credit-related other-than-temporary impairments are recognized, net of deferred income taxes, in other comprehensive income.

Premiums and discounts on all securities are amortized/accreted using the interest method.  Interest and dividend income on securities, which includes amortization of premiums and accretion of discounts, is recognized in the financial statements when earned.  The adjusted cost basis of an identified security sold or called is used for determining security gains and losses recognized in the statements of income.

Loans and Allowance for Loan Losses

Loans receivable are stated at unpaid principal balances, less the allowance for loan losses and net deferred loan origination fees and discounts.

Loan fees and certain direct loan origination costs are deferred, and the net fee or cost is recognized as an adjustment to interest income using the interest method over the contractual life of the loans, adjusted for prepayments.

An allowance for loan losses is maintained at a level considered necessary to provide for loan losses based upon the evaluation of known and inherent losses in the loan portfolio.  Management of the Company, in determining the allowance for loan losses, considers the credit risks inherent in its loan portfolio and changes in the nature and volume of its loan activities, along with the general economic and real estate market conditions.  The Company utilizes a two tier approach: (1) identification of impaired loans and establishment of specific loss allowances on such loans; and (2) establishment of general valuation allowances on the remainder of its loan portfolio.  The

Loans and Allowance for Loan Losses (Cont'd)

Company maintains a loan review system which allows for a periodic review of its loan portfolio and the early identification of impaired problem loans.  Such system takes into consideration, among other things, delinquency status, size of loans, type of collateral and financial condition of the borrowers.  A loan is deemed to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. All loans identified as impaired are evaluated independently. The Company does not aggregate such loans for evaluation purposes. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. General valuation allowances are based upon a combination of factors including, but not limited to, actual loan loss experience, composition of the loan portfolio, loan classification, current economic conditions and management's judgment.

Regardless of the extent of the analysis of customer performance, portfolio evaluations, trends or risk management processes established, certain inherent, but undetected losses are probable within the loan portfolio. This is due to several factors including inherent delays in obtaining information regarding a customer's financial condition or changes in condition, the judgmental nature of individual loan evaluations, collateral assessments and the interpretation of economic trends, and the sensitivity of assumptions utilized to establish allocated allowances for homogeneous groups of loans, among other factors. An unallocated allowance is maintained to recognize the existence of these exposures. These other credit risk factors are regularly reviewed and revised by management where conditions indicate that the estimates initially applied are different from actual results.

The Company accounts for its transfers and servicing of financial assets in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 860, Transfers and Servicing. Transfers of financial assets for which the Company has surrendered control of the financial assets are accounted for as sales to the extent that consideration other than beneficial interests in the transferred assets is received in exchange. Retained interests in a sale or securitization of financial assets are measured at the date of transfer by allocating the previous carrying amount between the assets transferred and based on their relative estimated fair values. The fair values of retained servicing rights and any other retained interests are determined based on the present value of expected future cash flows associated with those interests and by reference to market prices for similar assets. There were no transfers of financial assets to related or affiliated parties. As of September 30, 2011 and 2010, the Company has not recorded mortgage servicing assets due to the immateriality of the amount that would have been capitalized based upon the limited amount of assets serviced by the Company.

Uncollected interest on loans that are contractually past due is charged off, or an allowance is established based on management's periodic evaluation.  The allowance is established by a charge to interest income and income is subsequently recognized only to the extent that cash payments are received until, in management's judgment, the borrower's ability to make periodic interest and principal payments is reestablished, in which case the loan is returned to accrual status.  At a minimum, an allowance is generally established for all interest payments that are more than 90 days delinquent.

Federal Home Loan Bank of New York Stock

As a member of the Federal Home Loan Bank of New York (“FHLB”), the Bank is required to acquire and hold shares of FHLB stock.  The holding requirement varies based on certain activities, primarily mortgage-related assets and borrowings, with the FHLB.  The investment in FHLB stock is carried at cost.  The Bank conducts a periodic review and evaluation of FHLB stock to determine if any impairment exists.  Management has determined that no other-than-temporary impairment existed as of, and for the years ended, September 30, 2011 and 2010.

Premises and Equipment

Land is carried at cost.  Premises and equipment are carried at cost less accumulated depreciation and amortization.  Significant renovations and additions are capitalized.  When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in income for the period.  The cost of maintenance and repairs is charged to expense as incurred.  The Company computes depreciation on a straight-line basis over the estimated useful lives of the assets.

Real Estate Owned

Real estate properties acquired through, or in lieu of, loan foreclosure are initially recorded at the lower of cost or fair value less estimated costs to sell at the date of foreclosure.  Costs relating to development and improvement of property are capitalized, whereas costs relating to the holding of property are expensed.  Subsequent valuations are periodically performed by management, and an allowance for losses is established by a charge to operations if the carrying value of a property exceeds its fair value less estimated selling cost.  Gains and losses from sale of these properties are recognized as they occur.  Income from operating properties is recorded in operations as earned.

Income Taxes

Federal and state income taxes have been provided on the basis of reported income.  Deferred income taxes are provided for certain items in income and expense which enter into the determination of income for financial reporting purposes in different periods than for income tax purposes.

Effective October 1, 2007, the Company adopted the provisions of ASC Topic 740, “Income Taxes,” concerning accounting for uncertainty in income taxes. The provisions provide clarification on accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with ASC Topic 740. The provisions prescribe a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and also provide guidance on derecognizing, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company recognized no adjustment for unrecognized income tax benefits for the years ended September 30, 2011 or 2010. The Company's policy is to recognize interest and penalties on unrecognized tax benefits in income tax expense in the consolidated statement of income. The Company did not recognize any interest and penalties for the years ended September 30, 2011 or 2010. The tax years subject to examination by the taxing authorities are the years ended September 30, 2011, 2010, 2009 and 2008.

Accounting for Stock-Based Compensation

The Company accounts for stock-based compensation under ASC Topic 718, which requires compensation costs related to share-based payments transactions to be recognized in the financial statements over the period the employee provides service in exchange for the reward.

Earnings Per Share

Basic earnings per share is computed by dividing net income for the year by the weighted average number of shares of common stock outstanding, adjusted for unearned shares of the Employee Stock Ownership Plan (“ESOP”).  Diluted earnings per share is computed by adjusting the weighted average number of shares of common stock outstanding to include the effect of outstanding stock options and compensation grants, if dilutive, using the treasury stock method.

Earnings Per Share (Cont'd)

The following is a summary of the Company's earnings per share calculations:

	Year Ended
	September 30,
	2011	2010

Net income (loss)	$439,557	$(225,000)

Weighted average common shares
outstanding for computation of
basic EPS (1)	1,654,501	1,645,350

Common-equivalent shares due to
the dilutive effect of stock options
and RSP awards	-	-

Weighted-average common shares
for computation of diluted EPS	1,654,501	1,645,350

Earnings (loss) per common share:
Basic	$0.27	$(0.14)
Diluted	$0.27	$(0.14)

(1) Excludes unallocated ESOP shares

Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation.

Subsequent Events

The Company has considered whether any events or transactions occurring after September 30, 2011 would require recognition or disclosure in the financial statements as of or for the year ended September 30, 2011. The evaluation was conducted through the date these financial statements were issued.  No such subsequent events were identified.